Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure of provisions

	2022	2021
Closure and decommissioning, opening balance	$242,861	$235,110
Revisions in estimates and obligations incurred	42,754	6,278
Reclamation expenditures	(4,228)	(5,997)
Accretion expense (Note 25)	14,841	7,470
Closure and decommissioning, closing balance	$296,228	$242,861
Litigation	6,952	5,291
Total provisions	$303,180	$248,152

Provision classification:	December 31, 2022	December 31, 2021
Current	$17,853	$8,041
Non-current	285,327	240,111
	$303,180	$248,152